Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share	28,037	29,331
Effect of dilutive potential shares: restricted shares and share options	104	84
Weighted average number of shares for diluted earnings per share	28,141	29,415
Earnings per share attributable to owners of the parent during the period
Profit for basic earnings per share	€ 986	€ 996
Profit for diluted earnings per share	€ 986	€ 996
Basic profit per share	€ 0.0352	€ 0.0340
Diluted profit per share	€ 0.0350	€ 0.0339